Background, Basis Of Presentation And Going Concern (Details Textual) (USD $)	12 Months Ended			12 Months Ended	1 Months Ended													1 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012	Dec. 31, 2013 License Agreement [Member]	Dec. 20, 2013 Sponsored Research Agreement [Member]	Sep. 24, 2013 Sponsored Research Agreement [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Feb. 07, 1994 Common Stock [Member]	Sep. 24, 2013 UTCH [Member] Common Stock [Member]	Sep. 24, 2013 UTCH [Member] Series A Preferred Stock [Member]	Sep. 24, 2013 UTCH [Member] Convertible Debt [Member]	Sep. 24, 2013 GPEC [Member] Common Stock [Member]	Sep. 24, 2013 GPEC [Member] Series A Preferred Stock [Member]	Sep. 24, 2013 GPEC [Member] Employee Stock Option [Member]	Sep. 24, 2013 GPEC [Member] Warrant [Member]	Sep. 24, 2013 GPEC [Member] Convertible Debt [Member]
Background Basis of Presentation (Textual)
Shares, issued	1,155,000							463,397						15,500,616	5,780,500		77,503,198	5,255	525,000	9,378,916
Warrants to be issued															5,780,500	11,433,200	9,586,416
Convertible notes																					$ 11,433,200
Shares, outstanding							42,799,278	16,091,909	5,410,822	4,323,792	3,862,542	3,848,342	1,200,000					5,255
Common stock, ownership percentage														80.00%			100.00%
Cancellation of common stock warrants														1,917,283
Cancellation of options														105,000
Description of common shares and warrants receivable																		GPEC shareholders of the Company as of September 24, 2013 received 1 common share of UTCH, Inc. for each 5 common shares, warrants, options and 1,100 common shares for each series A Preferred convertible stock owned of GPEC
Research and development agreement description					On December 20, 2013, the Company entered into a Research Agreement with USC ("2013 Research Agreement") to amend and replace the 2009 Research Agreement to continue the sponsored research at USC and Michigan from February 1, 2014 through January 31, 2021	Research and development of the Technology is being conducted at the University of Southern California ("USC") and, on a subcontractor basis, at the University of Michigan, beginning 2006 and currently under a 5-year Sponsored Research Agreement dated May 1, 2009.
Cash paid for research and development					4,080,008	6,338,341
Royalties due percentage	23.00%			3.00%
Working Capital		(3,269,989)
Retained Earnings (Accumulated Deficit)	$ (172,263,028)	$ (175,038,268)	$ (133,024,288)